SHARE-BASED COMPENSATION 2 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-Based Compensation, Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 2		$ 4	$ 7
Share-Based Compensation, Restricted Stock Awards And Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	19.00%		27.00%	27.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.60%		0.60%	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	3.30%		3.40%	3.00%
Share-Based Compensation, Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 50.17	$ 43.25
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	29
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized During The Period For Recognition	2.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	33
Share-Based Compensation, Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	24,689
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 56.59
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	4,617
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 75.82		$ 57.81	$ 52.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(11,837)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 55.49
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	17,469		24,689
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 62.43		$ 56.59
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number	17,469
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value	$ 62.43
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized During The Period For Recognition	1.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 1		$ 1	$ 28
Share-Based Compensation, Performance Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	3,400,033
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 42.72
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	657,168
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 57.55
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(864,100)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 36.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(28,540)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 50.55
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	3,164,561	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 47.55	[1]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number	3,107,020
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value	$ 47.45
Share-Based Compensation, Service Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	135,241
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 55.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	107,718
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 72.71
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(24,751)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 61.97
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(2,610)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	$ 56.23
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	215,598	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 63.30	[1]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Outstanding, Number	203,655
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Vested And Expected To Vest, Weighted Average Grant Date Fair Value	$ 63.12

[1]	Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For all performance-based restricted stock units, up to an additional 50 percent of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.